Additional Information-Financial Statement Schedule 1 (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 15,736,421	$ 13,291,063	$ 40,097,545	$ 86,011,952
Advances to suppliers and prepaid expenses	1,970,728	6,297,463
Total current assets	89,141,045	74,223,254
TOTAL ASSETS	102,649,663	128,389,962
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 408,727,673 and 439,876,279 shares issued, and 403,790,426 and 439,876,279 shares outstanding as of December 31, 2012 and 2013, respectively)	43,988	40,873
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	439,876,279	408,727,673
Ordinary shares, outstanding	439,876,279	403,790,426
Additional paid-in capital	168,833,542	165,934,265
Treasury stock		(572,168)
Accumulated other comprehensive income	7,700,798	6,292,753
Total Mecox Lane Limited equity	68,088,753	89,816,439
TOTAL LIABILITIES AND EQUITY	102,649,663	128,389,962
MECOX LANE LIMITED
Current assets:
Cash and cash equivalents	967,568	1,493,563	2,096,837	71,002,275
Advances to suppliers and prepaid expenses		5,000,000
Total current assets	967,568	6,493,563
Investments in subsidiaries and affiliates	67,726,713	84,080,181
TOTAL ASSETS	68,694,281	90,573,744
Current liabilities:
Accrued expenses and other current liabilities	605,528	757,305
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 408,727,673 and 439,876,279 shares issued, and 403,790,426 and 439,876,279 shares outstanding as of December 31, 2012 and 2013, respectively)	43,988	40,873
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	439,876,279	408,727,673
Ordinary shares, outstanding	439,876,279	403,790,426
Additional paid-in capital	168,833,542	165,934,265
Treasury stock		(572,168)
Accumulated deficit	(108,489,575)	(81,879,284)
Accumulated other comprehensive income	7,700,798	6,292,753
Total Mecox Lane Limited equity	68,088,753	89,816,439
TOTAL LIABILITIES AND EQUITY	$ 68,694,281	$ 90,573,744